Short-Term Loans (Details) ₪ in Thousands																									12 Months Ended
	Dec. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 16, 2025 USD ($)	Sep. 17, 2025 USD ($)	Aug. 31, 2025 USD ($) shares	Aug. 21, 2025 USD ($) shares	Aug. 16, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 29, 2025 USD ($)	Feb. 28, 2025 USD ($)	Feb. 17, 2025 USD ($)	Dec. 19, 2024 ILS (₪)	Dec. 15, 2024	Jul. 31, 2024 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 ILS (₪)	Feb. 26, 2023 USD ($)	Sep. 08, 2022 USD ($)	Aug. 09, 2022 USD ($)	Sep. 01, 2021 USD ($)	Jul. 06, 2020 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪) shares	Dec. 11, 2025 USD ($)	Nov. 30, 2025 shares	Oct. 31, 2025 ILS (₪) shares	Sep. 04, 2025 shares	Aug. 31, 2025 ILS (₪) shares	Jul. 31, 2025 ILS (₪)	Jun. 10, 2025 shares	May 31, 2025 ILS (₪)	Apr. 30, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪) shares	Dec. 19, 2024 USD ($)	Dec. 19, 2024 ILS (₪)	Nov. 30, 2024 USD ($)	Jul. 31, 2024 ILS (₪)	Jan. 16, 2023 shares	Sep. 01, 2021 ILS (₪)	Jul. 06, 2020 ILS (₪)
Short-Term Loans [Line Items]
Outstanding debt amount (in New Shekels) | ₪															₪ 23
Remaining principal amount	$ 112,000																								$ 112,000					₪ 14,598
Principal amount	$ 1,500,000	$ 94,000			$ 81,000			$ 60,000		$ 263,000	$ 141,000	$ 937,500	$ 175,000				$ 334,000				$ 200,000	$ 1,500,000	$ 309,000	$ 1,452,000	$ 1,500,000		$ 137,000			₪ 300	$ 1,000,000		₪ 300		₪ 260	₪ 190		₪ 840	₪ 450	₪ 500				₪ 1,200		₪ 980	₪ 5,000
Loans bearing interest rate	6.75%	7.00%			7.00%			7.00%		7.00%	7.00%						7.00%	10.00%	10.00%		2.42%		1.50%	1.50%	1.10%	1.10%
Aggregate principal amount			$ 20,525,625,000	$ 2,248,000	$ 7,850,000		$ 11,000,000		$ 2,187,000					$ 11,000,000				$ 2,500,000							$ 47,250,000
Outstanding loan																									1,331,000
Interest	$ 238,000																								$ 238,000
Interest rate	11.50%																								11.50%		11.50%			11.50%										11.50%
Loan amount												2,000,000																															$ 500,000
Loans bearing interest rate																																											10.00%
Principal interest rate																5.00%
Administrative agent fee																									$ 3,902,000		$ 1,693,000
Net proceeds												1,800,000													32,880,000		19,815,000		$ 15,227,000
Interest and fees												$ 2,980,000
Loan matured term												210 days
Default rate												5.00%
Total repayment obligation													$ 235,000												$ 6,536,000				$ 4,973,000
Number of share issued (in Shares) | shares	2,000	16			154																				2,000		230			2,000		66	16	34,000	154		16			230					27
Full settlement of the loan						$ 275,000
Accrued fixed interest																						$ 750,000
Bank loan																									$ 478,000	₪ 1,526
On-call Loans [Member]
Short-Term Loans [Line Items]
Principal amount | ₪																														₪ 34,106
Loans bearing interest rate																									8.10%	8.10%
Agile Loan [Member]
Short-Term Loans [Line Items]
Administrative agent fee												$ 200,000
Ordinary Shares [Member]
Short-Term Loans [Line Items]
Number of share issued (in Shares) | shares						7
Bottom of range [member]
Short-Term Loans [Line Items]
Rate of Interest accrued															1.50%
Aggregate principal amount																				$ 349,000
Top of range [member]
Short-Term Loans [Line Items]
Rate of Interest accrued															3.25%
Principal amount																							$ 1,934,000																							₪ 6,000
Loans bearing interest rate																							1.95%
Aggregate principal amount																				$ 5,219,000					$ 3,788,000
Comsec [Member]
Short-Term Loans [Line Items]
Remaining principal amount	$ 4,576,000																								4,576,000
Aginix [Member]
Short-Term Loans [Line Items]
Remaining principal amount	48,000																								48,000		$ 3,715,000
Principal amount	94,000									$ 51,000	$ 94,000														$ 94,000													₪ 163	₪ 300
Loans bearing interest rate																									6.50%	6.50%
Aggregate principal amount																									$ 1,066,000	₪ 3,400
Aginix [Member] | Loan received in April 2025 [Member]
Short-Term Loans [Line Items]
Remaining principal amount	32,000																								32,000
Aginix [Member] | Loan received in August 2025 [Member]
Short-Term Loans [Line Items]
Remaining principal amount	35,000																								35,000
Comsec Distribution [Member]
Short-Term Loans [Line Items]
Remaining principal amount	22,000																								22,000
Comsec Distribution [Member] | Loan received in December 2025 [Member]
Short-Term Loans [Line Items]
Remaining principal amount	94,000																								94,000
Aginix, a second-tier subsidiary [Member]
Short-Term Loans [Line Items]
Remaining principal amount	55,000																								55,000
Comsec Ltd [Member]
Short-Term Loans [Line Items]
Remaining principal amount	79,000																								79,000
Qpoint [Member]
Short-Term Loans [Line Items]
Remaining principal amount	$ 1,066,000																								$ 1,066,000
HUB Israel [Member]
Short-Term Loans [Line Items]
Loans bearing interest rate																									12.00%	12.00%
Aggregate principal amount																		900,000	₪ 3,300
Repayable of installment of debt																		$ 1,000,000
Interest rate																		24.00%	24.00%
Settlement Agreement [Member]
Short-Term Loans [Line Items]
Debt amounting																																									$ 6,234,000	₪ 23,034
Financial covenants [Member]
Short-Term Loans [Line Items]
Interest rate	10.00%																								10.00%					10.00%
Subsidiary’s adjusted equity (in New Shekels) | ₪																												₪ 500